CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		4 Months Ended	5 Months Ended	12 Months Ended
		Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Operating activities:
Net loss			$ (38,726)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization			20,131
Amortization of deferred drydocking and survey costs			206
Amortization of debt premiums and discounts			(715)
Gain on asset dispositions, net			(6,616)
Asset impairments	[1]		16,777
Changes in investments in, at equity, and advances to unconsolidated companies			(4,531)
Compensation expense - stock-based			3,731
Changes in operating assets and liabilities, net:
Trade and other receivables			2,312
Changes in due to/from affiliate, net			(2,373)
Marine operating supplies			1,229
Other current assets			10,305
Accounts payable			(1,259)
Accrued expenses			(24,896)
Accrued property and liability losses			(176)
Other current liabilities			(4,026)
Other liabilities and deferred credits			(1,089)
Other, net			(5,830)
Net cash provided by (used in) operating activities			(35,546)
Cash flows from investing activities:
Proceeds from sales of assets			32,742
Additions to properties and equipment			(9,834)
Net cash provided by investing activities			22,908
Cash flows from financing activities:
Principal payments on long-term debt			(1,176)
Payments to General Unsecured Creditors			(93,719)
Cash received for issuance of common stock			2
Net cash used in financing activities			(94,893)
Net change in cash, cash equivalents and restricted cash			(107,531)
Cash, cash equivalents and restricted cash at beginning of period			560,866
Cash, cash equivalents and restricted cash at end of period		$ 560,866	453,335
Cash paid during the year for:
Interest, net of amounts capitalized			8,223
Income taxes			4,654
Predecessor
Operating activities:
Net loss		(1,646,909)		$ (650,011)
Adjustments to reconcile net loss to net cash provided by operating activities:
Reorganization items (non-cash)		1,368,882
Depreciation and amortization		47,447		167,291
Provision for deferred income taxes		(5,543)		(2,200)
Gain on asset dispositions, net		(3,561)		(24,099)
Asset impairments	[1]	184,748		484,727
Changes in investments in, at equity, and advances to unconsolidated companies		(4,252)		(7,613)
Compensation expense - stock-based		1,707		3,278
Excess tax liability on stock option activity				4,927
Changes in operating assets and liabilities, net:
Trade and other receivables		6,286		104,829
Changes in due to/from affiliate, net		1,301		20,829
Marine operating supplies		88		2,285
Other current assets		(1,840)		(12,523)
Accounts payable		8,157		(17,531)
Accrued expenses		17,245		(18,687)
Accrued property and liability losses		(822)		262
Other current liabilities		(2,337)		(26,658)
Other liabilities and deferred credits		2,884		(2,657)
Other, net		4,932		3,372
Net cash provided by (used in) operating activities		(21,587)		29,821
Cash flows from investing activities:
Proceeds from sales of assets		2,172		14,797
Additions to properties and equipment		(2,265)		(25,499)
Payments related to novated vessel construction contract		5,272
Refunds from cancelled vessel construction contracts				25,565
Net cash provided by investing activities		5,179		14,863
Cash flows from financing activities:
Principal payments on long-term debt		(5,124)		(10,069)
Payments to General Unsecured Creditors		(122,806)
Other		(1,200)		(6,649)
Net cash used in financing activities		(129,130)		(16,718)
Net change in cash, cash equivalents and restricted cash		(145,538)		27,966
Cash, cash equivalents and restricted cash at beginning of period		706,404	$ 560,866	678,438
Cash, cash equivalents and restricted cash at end of period		560,866		706,404
Cash paid during the year for:
Interest, net of amounts capitalized		1,577		70,687
Income taxes		$ 4,740		26,916
Supplemental disclosure of noncash investing activities:
Additions to properties and equipment				$ 5,047

[1]	The period August 1, 2017 through December 31, 2017 and the year ended March 31, 2017 included $2.3 million and $2.2 million, respectively, of impairments related to inventory and other non-vessel assets.